Biological Assets (Details)	12 Months Ended
Dec. 31, 2023
Chicken and eggs [Member]
Biological Assets (Details) [Line Items]
Estimated useful life	68 weeks
Fish and Eggs [Member]
Biological Assets (Details) [Line Items]
Estimated time period for developing stage	24 months
Bottom of range [member] | Chicken [Member]
Biological Assets (Details) [Line Items]
Current consumable period	30
Bottom of range [member] | Eggs [Member]
Biological Assets (Details) [Line Items]
Current consumable period	21
Bottom of range [member] | Cattle [Member]
Biological Assets (Details) [Line Items]
Current consumable period	90
Bottom of range [member] | Hogs [Member]
Biological Assets (Details) [Line Items]
Current consumable period	170
Top of range [member] | Chicken [Member]
Biological Assets (Details) [Line Items]
Current consumable period	48 days
Top of range [member] | Eggs [Member]
Biological Assets (Details) [Line Items]
Current consumable period	25 days
Top of range [member] | Cattle [Member]
Biological Assets (Details) [Line Items]
Current consumable period	120 days
Top of range [member] | Hogs [Member]
Biological Assets (Details) [Line Items]
Current consumable period	175 days
Non-current biological assets [member] | Cattle [Member]
Biological Assets (Details) [Line Items]
Estimated useful life	5 years
Non-current biological assets [member] | Hogs [Member]
Biological Assets (Details) [Line Items]
Current consumable period	810 days
Estimated useful life	27 months
Non-current biological assets [member] | Fish and Eggs [Member]
Biological Assets (Details) [Line Items]
Current consumable period	1,095 days
Estimated useful life	36 months